Pay vs Performance Disclosure - USD ($)	2 Months Ended	4 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Apr. 30, 2022	Oct. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

	Summary Compensation Table Total for David R. Epstein(1) ($)	Summary Compensation Table Total for Roger D. Dansey, M.D.(1) ($)	Summary Compensation Table Total for Clay B. Siegall, Ph.D.(1) ($)	Compensation Actually Paid to David R. Epstein(1)(2)(3) ($)	Compensation Actually Paid to Roger D. Dansey, M.D.(1)(2)(3) ($)	Compensation Actually Paid to Clay B. Siegall, Ph.D.(1)(2)(3) ($)	Average Summary Compensation Table Total for non-PEO NEOs(1) ($)	Average Compensation Actually Paid to Non-PEO NEOs(1)(2)(3) ($)	Value of Initial Fixed $100 Investment Based On:)(4)		Net Income (Loss) ($ Millions)	Net Product Sales Revenue ($ Millions)(5)
									Company TSR ($)	Peer Group TSR ($)
2022	57,460,546	36,390,753	32,758,022	52,036,170	29,443,912	(20,240,451)	5,306,908	3,460,387	112.47	113.65	(610.3)	1,706.5
2021	—	—	18,906,444	—	—	16,157,826	6,314,999	3,696,544	135.31	126.45	(674.5)	1,385.6
2020	—	—	16,493,557	—	—	49,623,287	5,038,594	13,814,518	153.28	126.42	(613.7)	1,000.6

Company Selected Measure Name				net product sales revenue
Named Executive Officers, Footnote [Text Block]	Clay B. Siegall, Ph.D. was our PEO in 2020, 2021, and until May 2022. Roger D. Dansey, M.D. was our interim PEO from May 2022 to November 2022. David R. Epstein was our PEO starting in November 2022. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2020	2021	2022
Roger D. Dansey, M.D.	Roger D. Dansey, M.D.	Todd E. Simpson
Todd E. Simpson	Todd E. Simpson	Jean I. Liu
Jean I. Liu	Jean I. Liu	Chip R. Romp
Chip R. Romp	Chip R. Romp	Vaughn B. Himes, Ph.D.

Peer Group Issuers, Footnote [Text Block]				The Peer Group TSR set forth in this table utilizes the Nasdaq Biotechnology Total Return Index which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report on Form 10-K for the fiscal year ended December 31, 2022. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the Nasdaq Biotechnology Total Return Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
Adjustment To PEO Compensation, Footnote [Text Block]	The amounts in this column represent the average amount of “compensation actually paid” to the applicable PEO or Non-PEO NEOs as a group, as applicable, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the applicable PEO or Non-NEO PEOs as a group, as applicable, for each year to determine the compensation actually paid. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for David R. Epstein ($)	Exclusion of Stock Awards and Option Awards for David R. Epstein ($)(a)	Inclusion of Equity Values for David R. Epstein ($)(b)	Compensation Actually Paid to David. R. Epstein ($)
2022	57,460,546	(57,196,632)	51,772,256	52,036,170

Year	Summary Compensation Table Total for Roger D. Dansey, M.D. ($)	Exclusion of Stock Awards and Option Awards for Roger D. Dansey, M.D. ($)(a)	Inclusion of Equity Values for Roger D. Dansey, M.D. ($)(b)	Compensation Actually Paid to Roger D. Dansey, M.D. ($)
2022	36,390,753	(33,909,169)	26,962,328	29,443,912

Year	Summary Compensation Table Total for Clay B. Siegall, Ph.D. ($)	Exclusion of Stock Awards and Option Awards for Clay B. Siegall, Ph.D. ($)(a)	Inclusion of Equity Values for Clay B. Siegall, Ph.D. ($)(b)	Compensation Actually Paid to Clay B. Siegall, Ph.D. ($)
2022	32,758,022	(28,142,676)	(24,855,797)	(20,240,451)
2021	18,906,444	(15,817,012)	13,068,394	16,157,826
2020	16,493,557	(13,856,879)	46,986,609	49,623,287

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)(a)	Average Inclusion of Equity Values for Non-PEO NEOs ($)(b)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	5,306,908	(4,145,194)	2,298,673	3,460,387
2021	6,314,999	(5,108,075)	2,489,620	3,696,544
2020	5,038,594	(3,912,014)	12,687,938	13,814,518
(a) The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
(b) The amounts in the Inclusion of Equity Values in the tables above include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; and (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year. The amounts deducted or added in calculating the equity award adjustments are set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for David R. Epstein ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for David R. Epstein ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for David R. Epstein ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for David R. Epstein ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for David R. Epstein ($)	Total - Inclusion of Equity Values for David R. Epstein ($)
2022	51,772,256	—	—	—	—	51,772,256

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Roger D. Dansey, M.D. ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Roger D. Dansey, M.D. ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Roger D. Dansey, M.D. ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Roger D. Dansey, M.D. ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Roger D. Dansey, M.D. ($)	Total - Inclusion of Equity Values for Roger D. Dansey, M.D. ($)
2022	28,642,440	(734,469)	—	(945,643)	—	26,962,328

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Clay B. Siegall, Ph.D. ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Clay B. Siegall, Ph.D. ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Clay B. Siegall, Ph.D. ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Clay B. Siegall, Ph.D. ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Clay B. Siegall, Ph.D. ($)	Total - Inclusion of Equity Values for Clay B. Siegall, Ph.D. ($)
2022	—	(21,850,484)	—	(3,005,313)	—	(24,855,797)
2021	15,580,163	658,358	—	(3,170,127)	—	13,068,394
2020	16,074,779	20,078,300	—	10,833,530	—	46,986,609

Year	Average Year End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2022	3,125,223	(320,624)	—	(505,926)	—	2,298,673
2021	5,006,651	(1,322,387)	—	(1,194,644)	—	2,489,620
2020	4,521,840	5,603,498	—	2,562,600	—	12,687,938

Non-PEO NEO Average Total Compensation Amount				$ 5,306,908	$ 6,314,999	$ 5,038,594
Non-PEO NEO Average Compensation Actually Paid Amount				$ 3,460,387	3,696,544	13,814,518
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	The amounts in this column represent the average amount of “compensation actually paid” to the applicable PEO or Non-PEO NEOs as a group, as applicable, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the applicable PEO or Non-NEO PEOs as a group, as applicable, for each year to determine the compensation actually paid. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for David R. Epstein ($)	Exclusion of Stock Awards and Option Awards for David R. Epstein ($)(a)	Inclusion of Equity Values for David R. Epstein ($)(b)	Compensation Actually Paid to David. R. Epstein ($)
2022	57,460,546	(57,196,632)	51,772,256	52,036,170

Year	Summary Compensation Table Total for Roger D. Dansey, M.D. ($)	Exclusion of Stock Awards and Option Awards for Roger D. Dansey, M.D. ($)(a)	Inclusion of Equity Values for Roger D. Dansey, M.D. ($)(b)	Compensation Actually Paid to Roger D. Dansey, M.D. ($)
2022	36,390,753	(33,909,169)	26,962,328	29,443,912

Year	Summary Compensation Table Total for Clay B. Siegall, Ph.D. ($)	Exclusion of Stock Awards and Option Awards for Clay B. Siegall, Ph.D. ($)(a)	Inclusion of Equity Values for Clay B. Siegall, Ph.D. ($)(b)	Compensation Actually Paid to Clay B. Siegall, Ph.D. ($)
2022	32,758,022	(28,142,676)	(24,855,797)	(20,240,451)
2021	18,906,444	(15,817,012)	13,068,394	16,157,826
2020	16,493,557	(13,856,879)	46,986,609	49,623,287

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)(a)	Average Inclusion of Equity Values for Non-PEO NEOs ($)(b)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	5,306,908	(4,145,194)	2,298,673	3,460,387
2021	6,314,999	(5,108,075)	2,489,620	3,696,544
2020	5,038,594	(3,912,014)	12,687,938	13,814,518
(a) The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
(b) The amounts in the Inclusion of Equity Values in the tables above include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; and (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year. The amounts deducted or added in calculating the equity award adjustments are set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for David R. Epstein ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for David R. Epstein ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for David R. Epstein ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for David R. Epstein ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for David R. Epstein ($)	Total - Inclusion of Equity Values for David R. Epstein ($)
2022	51,772,256	—	—	—	—	51,772,256

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Roger D. Dansey, M.D. ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Roger D. Dansey, M.D. ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Roger D. Dansey, M.D. ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Roger D. Dansey, M.D. ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Roger D. Dansey, M.D. ($)	Total - Inclusion of Equity Values for Roger D. Dansey, M.D. ($)
2022	28,642,440	(734,469)	—	(945,643)	—	26,962,328

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Clay B. Siegall, Ph.D. ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Clay B. Siegall, Ph.D. ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Clay B. Siegall, Ph.D. ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Clay B. Siegall, Ph.D. ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Clay B. Siegall, Ph.D. ($)	Total - Inclusion of Equity Values for Clay B. Siegall, Ph.D. ($)
2022	—	(21,850,484)	—	(3,005,313)	—	(24,855,797)
2021	15,580,163	658,358	—	(3,170,127)	—	13,068,394
2020	16,074,779	20,078,300	—	10,833,530	—	46,986,609

Year	Average Year End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2022	3,125,223	(320,624)	—	(505,926)	—	2,298,673
2021	5,006,651	(1,322,387)	—	(1,194,644)	—	2,489,620
2020	4,521,840	5,603,498	—	2,562,600	—	12,687,938

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Description of Relationship Between Compensation Actually Paid and Company Total Shareholder Return (“TSR”)
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, and the Company’s cumulative TSR over the three most recently completed fiscal years.
PEO AND AVERAGE NON-PEO NEOs COMPENSATION ACTUALLY PAID VERSUS TSR

Compensation Actually Paid vs. Net Income [Text Block]
Description of Relationship Between Compensation Actually Paid and Net Income (Loss)
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, and our Net Income (Loss) during the three most recently completed fiscal years.
PEO AND AVERAGE NON-PEO NEOs COMPENSATION ACTUALLY PAID VERSUS NET INCOME (LOSS)

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Description of Relationship Between Compensation Actually Paid and Net Product Sales Revenue
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, and our Net Product Sales Revenue during the three most recently completed fiscal years.
PEO AND AVERAGE NON-PEO NEOs COMPENSATION ACTUALLY PAID VERSUS COMPANY NET PRODUCT SALES REVENUE

Total Shareholder Return Vs Peer Group [Text Block]
Description of Relationship Between Company TSR and Peer Group TSR
The following chart compares our cumulative TSR over the three most recently completed fiscal years to that of the Nasdaq Biotechnology Index over the same period.
COMPARISON OF CUMULATIVE TSR OF SEAGEN INC. AND NASDAQ BIOTECHNOLOGY INDEX

Tabular List [Table Text Block]

Most Important Financial Performance Measures
Stock Price
Net Product Sales Revenue
Relative TSR

Total Shareholder Return Amount				$ 112.47	135.31	153.28
Peer Group Total Shareholder Return Amount				113.65	126.45	126.42
Net Income (Loss)				$ (610,300,000)	$ (674,500,000)	$ (613,700,000)
Company Selected Measure Amount				1,706,500,000	1,385,600,000	1,000,600,000
PEO Name	David R. Epstein	Clay B. Siegall, Ph.D.	Roger D. Dansey, M.D.		Clay B. Siegall, Ph.D.	Clay B. Siegall, Ph.D.
Additional 402(v) Disclosure [Text Block]				In accordance with rules adopted by the SEC pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive compensation for our principal executive officers, or PEOs, and Non-PEO named executive officers, or Non-PEO NEOs, and Company performance for the fiscal years listed below. The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.Tabular List of Most Important Financial Performance Measures for the Fiscal Year ended December 31, 2022The three items listed below represent the most important financial performance measures we used to link Compensation Actually Paid to our named executive officers to Company performance for the fiscal year ended December 31, 2022. For a description of net product sales revenue and relative TSR, please see “Compensation Discussion and Analysis—Compensation Setting Process—Long-Term Equity Awards—PSU Awards” above.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name				Stock Price
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name				Net Product Sales Revenue
Non-GAAP Measure Description [Text Block]				We determined net product sales revenue to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEOs and Non-PEO NEOs in 2022. For a description of net product sales revenue, please see “Compensation Discussion and Analysis—Compensation Setting Process—Long-Term Equity Awards—PSU Awards” above. This performance measure may not have been the most important financial performance measure for years 2021 and 2020 and we may determine a different financial performance measure to be the most important financial performance measure in future years.
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name				Relative TSR
David R. Epstein [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount				$ 57,460,546
PEO Actually Paid Compensation Amount				52,036,170
Roger D. Dansey [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount				36,390,753
PEO Actually Paid Compensation Amount				29,443,912
Clay B. Siegall [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount				32,758,022	$ 18,906,444	$ 16,493,557
PEO Actually Paid Compensation Amount				(20,240,451)	16,157,826	49,623,287
PEO [Member] | David R. Epstein [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(57,196,632)
PEO [Member] | David R. Epstein [Member] | Equity Awards Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				51,772,256
PEO [Member] | David R. Epstein [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards				51,772,256
PEO [Member] | David R. Epstein [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards				0
PEO [Member] | David R. Epstein [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards				0
PEO [Member] | David R. Epstein [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards				0
PEO [Member] | David R. Epstein [Member] | Equity Awards Granted in Prior Years, Forfeited [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards				0
PEO [Member] | Roger D. Dansey [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(33,909,169)
PEO [Member] | Roger D. Dansey [Member] | Equity Awards Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				26,962,328
PEO [Member] | Roger D. Dansey [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards				28,642,440
PEO [Member] | Roger D. Dansey [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards				(734,469)
PEO [Member] | Roger D. Dansey [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards				0
PEO [Member] | Roger D. Dansey [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards				(945,643)
PEO [Member] | Roger D. Dansey [Member] | Equity Awards Granted in Prior Years, Forfeited [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards				0
PEO [Member] | Clay B. Siegall [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(28,142,676)	(15,817,012)	(13,856,879)
PEO [Member] | Clay B. Siegall [Member] | Equity Awards Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(24,855,797)	13,068,394	46,986,609
PEO [Member] | Clay B. Siegall [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards				0	15,580,163	16,074,779
PEO [Member] | Clay B. Siegall [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards				(21,850,484)	658,358	20,078,300
PEO [Member] | Clay B. Siegall [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards				0	0	0
PEO [Member] | Clay B. Siegall [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards				(3,005,313)	(3,170,127)	10,833,530
PEO [Member] | Clay B. Siegall [Member] | Equity Awards Granted in Prior Years, Forfeited [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards				0	0	0
Non-PEO NEO [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(4,145,194)	(5,108,075)	(3,912,014)
Non-PEO NEO [Member] | Equity Awards Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				2,298,673	2,489,620	12,687,938
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards				3,125,223	5,006,651	4,521,840
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards				(320,624)	(1,322,387)	5,603,498
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards				0	0	0
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards				(505,926)	(1,194,644)	2,562,600
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Forfeited [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards				$ 0	$ 0	$ 0